Loans - Components of Loans by Industry Classification (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016 [1]
Components of Loans by Industry Classification [Line Items]
Financial intermediation	€ 52,204	€ 49,618
Manufacturing	27,478	29,290
thereof [Abstract]
Basic metals and fabricated metal products	4,211	4,027
Electrical and optical equipment	3,386	4,680
Transport equipment	3,374	3,655
Chemicals and chemical products	3,623	3,906
Machinery and equipment	3,191	2,461
Food products	2,907	3,214
Households	36,524	37,093
Households - mortgages	150,205	150,776
Public sector	13,711	15,740
Wholesale and retail trade	19,252	16,744
Commercial real estate activities	29,247	27,369
Lease financing	384	561
Fund management activities	18,708	26,129
Other	58,167	60,223
thereof:
Renting of machinery and other business activities	26,559	22,298
Transport, storage and communication	9,243	12,005
Mining and quarrying of energy-producing materials	2,553	3,365
Electricity, gas and water supply	3,552	4,369
Gross loans	405,879	413,544
(Deferred expense)/unearned income	259	88
Loans less (deferred expense)/unearned income	405,621	413,455
Less: Allowance for loan losses	3,921	4,546
Total loans	€ 401,699	€ 408,909

[1]	Prior to 2010, the Group reclassified certain financial assets, originally classified as Trading assets and Financial assets available for sale. The carrying value and fair value of Trading assets previously reclassified into loans are 441 million (2016: 514 million) and 342 million (2016: 414 million) and Financial assets available for sale previously reclassified into loans are 22 million (2016: 105 million) and 22 million (2016: 105 million) respectively